UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income	$ 63,290	$ 114,778
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses	37,746	38,795
Amortization of intangible assets and liabilities arising from charter agreements, net	(8,984)	(8,593)
Amortization of deferred charges and fair value adjustments	1,876	2,319
Gain on sale of vessels	0	(42,549)
Drydocking expenditure	(8,132)	(4,284)
Compensation cost related to share-based payments	1,111	1,197
Change in fair value of derivative instruments	(9,119)	(6,446)
Change in assets and liabilities:
Trade accounts receivable and other receivables	7,578	(3,885)
Inventories	2,780	387
Other current and other non-current assets	(2,743)	(4,892)
Amounts due to related parties	(542)	(1,270)
Trade accounts payable	(524)	26,966
Accrued expenses	(6,674)	(7,178)
Other current and non-current liabilities	3,706	12,236
Net cash provided by operating activities	81,369	117,581
Investing activities
Additions to vessels and equipment	(2,744)	(872)
Additions to newbuildings	(22,501)	0
Additions to intangible assets	(132)	(432)
Proceeds from sale of vessels and equipment	0	184,300
Net cash (used in) / provided by investing activities	(25,377)	182,996
Financing activities
Proceeds from short-term and long-term debt	0	70,000
Repayments of short-term and long-term debt	(57,963)	(144,828)
Financing arrangement fees and other costs	(4,830)	(1,892)
Cash dividends paid	(44,036)	(43,487)
Net cash used in financing activities	(106,829)	(120,207)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(50,837)	180,370
Cash, cash equivalents and restricted cash at beginning of year	137,338	133,077
Cash, cash equivalents and restricted cash at end of year	$ 86,501	$ 313,447